COMMITMENTS AND CONTINGENCIES (Details Narrative)																																	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended								61 Months Ended
	Jul. 29, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jul. 06, 2021 USD ($) shares	Oct. 21, 2019 USD ($)	Sep. 26, 2019 shares	Sep. 05, 2019 USD ($) ft²	Aug. 15, 2019 USD ($)	Aug. 15, 2019 USD ($)	Aug. 14, 2019 shares	Aug. 08, 2019 $ / shares shares	Jul. 03, 2019 $ / shares shares	Jul. 03, 2019 USD ($) $ / shares shares	May 09, 2019 USD ($) ft²	Apr. 26, 2019 USD ($)	Apr. 05, 2019 shares	Mar. 20, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Mar. 20, 2018 USD ($) $ / shares shares	Feb. 20, 2018 USD ($) shares	Jan. 09, 2018	Sep. 13, 2017 USD ($)	Sep. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Jan. 14, 2016 $ / shares shares	Jan. 14, 2016 USD ($) $ / shares shares	May 28, 2015 $ / shares shares	Jan. 20, 2015 $ / shares shares	Jan. 20, 2015 USD ($) $ / shares shares	Oct. 28, 2011 USD ($) shares	Nov. 10, 2010 USD ($)	Dec. 26, 2006 USD ($) shares	May 08, 2006 USD ($)	Jan. 31, 2007 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jul. 01, 2021 ft²	Apr. 16, 2021 USD ($)
Loss Contingencies [Line Items]
Annual salary																																		$ 171,694	$ 54,853	$ 331,592	$ 199,415		$ 516,332	$ 627,197
Accrued salary balance																																		2,924,436	3,018	2,924,436	3,018		$ 2,804,725							$ 2,804,725
Warrant exercise price per share | $ / shares																																							$ 0.001	$ 0.16						$ 0.001
Payroll payable																																		$ 29,943		$ 29,943
Number of shares issued | shares					766,667				7,967,871							4,052,652
[custom:LicenseTerminationFee-0]																													$ 5,000
Warrants term																																		5 years		5 years			5 years							5 years
Payment for debt																																				$ 25,000	30,000		$ 40,000	$ 20,000
Stock issued during period, value																$ 281,659																								1,000,000
Interest and Debt Expense																																				490
Interest Payable, Current																																		$ 80,233		$ 80,233			5,479							$ 5,479
Payments for rent																																														2,508
Operating lease, description																																				On April 16, 2021, the Company signed a two year amendment to this lease. Commencing on July 1, 2021 and ending on September 30, 2022, the Company will pay an annualized rent of $42,000. From October 1, 2022 through September 30, 2023, the Company will pay an annual rent of $44,800.
Area of land | ft²						5,000
Annual rent, year two						$ 44,800															$ 42,000	$ 42,000																										$ 44,800
Annual rent, year one						$ 42,000															39,200	39,200																										$ 42,000
Payments for rent																							$ 960													$ 3,683	6,263									2,508
Interest expense and related accrued interest payable																																		$ 108,900	14,161	108,900	14,161		36,562	15,581						$ 36,562
Fair value of warrants																																				$ 3,359,716			$ 2,599,066
Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Area of land | ft²													4,560.57
Annual rent, year two													$ 45,150
Annual rent, year one													$ 45,150
Rent increase percentage													5.00%
Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
Loss Contingencies [Line Items]
Rent increase percentage													5.00%
Maximum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																																		$ 0.25		$ 0.25			$ 0.25							$ 0.25
Minimum [Member]
Loss Contingencies [Line Items]
Warrant exercise price per share | $ / shares																																		$ 0.001		$ 0.001			$ 0.001							$ 0.001
Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares	3,101,546	1,664,823	2,343,919
Lessee, Operating Lease, Term of Contract																																															5 years
Area of land | ft²																																															36,000
Interest expense and related accrued interest payable	$ 11,836	$ 60,822	$ 7,671
Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Payroll payable																																		$ 29,943		$ 29,943			$ 103,730	64,352						$ 103,730
Mr.Rice [Member]
Loss Contingencies [Line Items]
Payroll payable																																								64,351
Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Accrued salary balance																																		3,018		3,018			888							888
Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Accrued salary balance																																			$ 3,018		$ 3,018		888	1,153						888
Employment Agreement [Member]
Loss Contingencies [Line Items]
Extended expiration date description																				the Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 10, 2025 for Mr. Rice.
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Agreement Term Description																														five year
Annual salary																														$ 210,000								$ 398,643	$ 376,078	$ 354,791		$ 315,764	$ 297,889	$ 297,889	$ 281,027
Annual salary rate, increase																														6.00%
Agreement term																														5 years									5 years	5 years		5 years	5 years	5 years
Accrued salary balance																																							$ 2,804,725	$ 2,535,203						2,804,725
Employment Agreement [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Annual salary																																						$ 398,643
Employment Agreement [Member] | Employee [Member]
Loss Contingencies [Line Items]
Employee bonus rate																																													20.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Loss Contingencies [Line Items]
Annual salary				$ 20,000			$ 20,000	$ 20,000						$ 20,000
Agreement term																									1 year			1 year
Annual cash compensation																									$ 140,000			$ 120,000
Educational expenses																												$ 11,000
Warrant to purchase common stock shares | shares										6,000,000														6,000,000	6,000,000
Warrant exercise price per share | $ / shares										$ 0.2299														$ 0.001	$ 0.001
Warrants term, description																								three-year	three
Warrants maturity date																								May 20, 2026	May 20, 2026
Warrants issued value																																													$ 121,448
Extended expiration date description																				the Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the January 2015 warrant to January 10, 2025 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.
One-time bonus														$ 20,000
Working capital				$ 6,000,000			$ 6,000,000	$ 6,000,000
Ownership percentage				50.00%			50.00%	50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrants term, description										five
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Warrants term, description										three
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | January 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrant to purchase common stock shares | shares																											2,000,000	2,000,000
Warrant exercise price per share | $ / shares																											$ 0.001	$ 0.001
Warrants term, description																											three
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | May 2015 Warrant [Member]
Loss Contingencies [Line Items]
Warrant to purchase common stock shares | shares																										3,000,000
Warrant exercise price per share | $ / shares																										$ 0.001
Warrants term, description																										three-year
Warrants maturity date																										May 28, 2022
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Agreement term												1 year
Accrued salary balance																																							888	1,154						888
Annual cash compensation												$ 60,000
Warrant to purchase common stock shares | shares											2,000,000	2,000,000
Warrant exercise price per share | $ / shares											$ 0.2299	$ 0.2299
Warrants term, description											three	three-year
Salary Increment [Member] | Mr.Rice [Member]
Loss Contingencies [Line Items]
Annual salary				$ 20,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Annual salary																																								$ 334,708
Agreement term																																								5 years
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Loss Contingencies [Line Items]
Warrants term, description												three-year
License Agreement [Member]
Loss Contingencies [Line Items]
Agreement term																													20 years
License fee																																$ 10,000
License maintenance fee																																$ 10,000
Annual research fee																																	$ 13,700
Number of shares issued | shares																													2,200,000
Royalty percentage																													2.00%
Payment for debt																																							40,000
Interest Payable, Current																																		9,483		9,483
Payments for rent																																				960
Termination agreement description																													The Company can terminate the agreement upon a 90 day written notice subject to payment of a termination fee of $5,000 if the termination takes place within 2 years after its effectiveness, $10,000 if the termination takes place within 4 years after its effectiveness and $20,000 if the Agreement is terminated after 4 years.
License Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Annual research fee																																	$ 10,000
License Agreement [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares																	4,025,652
Payment for debt																	$ 265,244
Stock issued during period, value																	$ 281,659
Consulting Agreement [Member] | Consultant [Member]
Loss Contingencies [Line Items]
Annual cash compensation																			$ 6,000
Warrant to purchase common stock shares | shares																		600,000	600,000
Warrant exercise price per share | $ / shares																		$ 0.001
Warrants term																		4 years											4 years
Fair value of warrants																		$ 19,915
Warrants exercisable description																		Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022
Warrants exercisable date																		Mar. 20, 2019
Warrants expenses																																									$ 19,915
Cancelled warrant issued | shares															600,000
Consulting Agreement [Member] | Consultant [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrant to purchase common stock shares | shares																			3,000,000
Royalty and Research Agreements [Member]
Loss Contingencies [Line Items]
Interest expense and related accrued interest payable																																							8,503	$ 2,623						8,503
Royalty and Research Agreements [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Payment for debt																															$ 120,000
Outstanding balance																																							65,292	65,292						65,292
Debt instrument maturity date																															Dec. 26, 2007
Interest expense and related accrued interest payable																																							1,960							1,960
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares																															200,000
Stock issued during period, value																															$ 120,000
Outstanding balance																																		65,292		65,292			65,292							65,292
Debt instrument maturity date																															Dec. 26, 2007
Interest expense and related accrued interest payable																																		$ 9,483		9,483			8,503							$ 8,503
Operating Lease Agreements [Member]
Loss Contingencies [Line Items]
Payments for rent																																				$ 2,508
Operating lease, description						the Company signed a new two-year lease for this 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters.
Lessee, Operating Lease, Term of Contract																							8 years
Area of land | ft²						5,000
Annual rent, year two						$ 44,800
Annual rent, year one						42,000															$ 39,200	39,200
Payments for rent						$ 44,800																																	2,508
Lease term description						two-year															two-year
Operating leases, rent expense																																							9,819	$ 11,913
Operating Lease Agreements [Member] | Office and Manufacturing Space [Member]
Loss Contingencies [Line Items]
Annual rent, year two																					$ 42,000	42,000
Payments for rent																						$ 42,000
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member]
Loss Contingencies [Line Items]
Operating lease, description													the Company signed a
Lessee, Operating Lease, Term of Contract													5 years
Area of land | ft²													4,560.57
Annual rent, year two													$ 45,150
Annual rent, year one													$ 45,150
Operating lease, description													the Company signed a
Operating Lease Agreements [Member] | Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
Loss Contingencies [Line Items]
Rent increase percentage													5.00%
Operating Lease Agreements [Member] | President [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Term of Contract																							8 years
Payments for rent																							$ 960																$ 960